Other equity investment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($)
Investments
Unlisted equity securities	¥ 189,129		¥ 189,129		$ 28,867
Dividend income	¥ 1,281	$ 196	¥ 507	¥ 976
Qilu Stem Cells
Investments
Percentage equity interest acquired	24.00%	24.00%	24.00%
Dividend income	¥ 0		¥ 0	¥ 0